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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425


                   	   Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Growth Fund
            Schedule of Investments  2/28/10 (unaudited)

Shares                                                            Value
            COMMON STOCKS - 98.6 %
            Energy - 5.6 %
            Integrated Oil & Gas - 3.3 %
28,400      Chevron Corp.                                       $2,053,320
79,000      Exxon Mobil Corp.                                    5,135,000
                                                                $7,188,320
            Oil & Gas Equipment & Services - 2.3 %
117,200     National-Oilwell Varco, Inc.                        $5,094,684
            Total Energy                                        $12,283,004
            Materials - 6.6 %
            Fertilizers & Agricultural Chemicals - 1.5 %
44,500      Monsanto Co.                                        $3,143,925
            Gold - 1.9 %
83,500      Newmont Mining Corp.                                $4,114,880
            Industrial Gases - 3.2 %
93,800      Praxair, Inc.                                       $7,048,132
            Total Materials                                     $14,306,937
            Capital Goods - 7.4 %
            Aerospace & Defense - 3.2 %
100,700     United Technologies Corp.                           $6,913,055
            Industrial Conglomerates - 3.1 %
85,700      3M Co.                                              $6,868,855
            Trading Companies & Distributors - 1.1 %
24,400      W.W. Grainger, Inc.                                 $2,480,260
            Total Capital Goods                                 $16,262,170
            Transportation - 2.2 %
            Air Freight & Couriers - 2.2 %
80,300      United Parcel Service, Inc.                         $4,716,822
            Total Transportation                                $4,716,822
            Media - 1.4 %
            Movies & Entertainment - 1.4 %
102,300     Viacom, Inc. (Class B) *                            $3,033,195
            Total Media                                         $3,033,195
            Retailing - 2.9 %
            Apparel Retail - 2.9 %
127,900     Ross Stores, Inc.                                   $6,255,589
            Total Retailing                                     $6,255,589
            Food & Drug Retailing - 3.9 %
            Drug Retail - 3.9 %
251,600     CVS/Caremark Corp.                                  $8,491,500
            Total Food & Drug Retailing                         $8,491,500
            Food, Beverage & Tobacco - 7.0 %
            Brewers - 0.5 %
23,100      Anheuser-Busch InBev NV *                           $1,153,845
            Soft Drinks - 6.4 %
132,400     Coca-Cola Co.                                       $6,980,128
113,600     PepsiCo, Inc.                                        7,096,592
                                                                $14,076,720
            Total Food, Beverage & Tobacco                      $15,230,565
            Household & Personal Products - 1.5 %
            Household Products - 1.5 %
40,600      Colgate-Palmolive Co.                               $3,367,364
            Total Household & Personal Products                 $3,367,364
            Health Care Equipment & Services - 9.8 %
            Health Care Equipment - 7.9 %
120,800     Baxter International, Inc.                          $6,877,144
75,300      Covidien, Ltd.                                       3,698,736
15,700      Edwards Lifesciences Group, Inc. *                   1,441,731
123,100     Medtronic, Inc. *                                    5,342,540
                                                                $17,360,151
            Health Care Services - 1.9 %
66,800      DaVita, Inc. *                                      $4,115,548
            Total Health Care Equipment & Services              $21,475,699
            Pharmaceuticals & Biotechnology - 11.1 %
            Biotechnology - 2.8 %
127,500     Gilead Sciences, Inc. *                             $6,070,275
            Life Sciences Tools & Services - 4.1 %
184,800     Thermo Fisher Scientific, Inc. *                    $9,012,696
            Pharmaceuticals - 4.2 %
24,200      Allergan, Inc.                                      $1,414,006
66,400      Bristol-Myers Squibb Co.                             1,627,464
102,000     Teva Pharmaceutical Industries, Ltd.                 6,121,020
                                                                $9,162,490
            Total Pharmaceuticals & Biotechnology               $24,245,461
            Diversified Financials - 1.8 %
            Specialized Finance - 1.8 %
37,100      IntercontinentalExchange, Inc. *                    $3,980,459
            Total Diversified Financials                        $3,980,459
            Insurance - 4.7 %
            Property & Casualty Insurance - 4.7 %
93,500      Berkshire Hathaway, Inc. (Class B) *                $7,492,155
163,000     Progressive Corp. *                                  2,795,450
                                                                $10,287,605
            Total Insurance                                     $10,287,605
            Software & Services - 16.6 %
            Data Processing & Outsourced Services - 5.2 %
204,600     Western Union Co.                                   $3,228,588
36,500      MasterCard, Inc.                                     8,189,505
                                                                $11,418,093
            Internet Software & Services - 3.9 %
16,300      Google Inc. *                                       $8,586,840
            Systems Software - 7.5 %
345,100     Microsoft Corp.                                     $9,890,566
258,200     Oracle Corp.                                         6,364,630
                                                                $16,255,196
            Total Software & Services                           $36,260,129
            Technology Hardware & Equipment - 13.1 %
            Communications Equipment - 5.9 %
368,100     Cisco Systems, Inc. *                               $8,955,873
107,600     Qualcomm, Inc.                                       3,947,844
                                                                $12,903,717
            Computer Hardware - 7.2 %
46,500      Apple, Inc. *                                       $9,514,830
121,400     Hewlett-Packard Co.                                  6,165,906
                                                                $15,680,736
            Total Technology Hardware & Equipment               $28,584,453
            Semiconductors - 3.0 %
317,700     Intel Corp.                                         $6,522,381
            Total Semiconductors                                $6,522,381
            TOTAL COMMON STOCKS
            (Cost  $174,378,100)                                $215,303,333

            TOTAL INVESTMENT IN SECURITIES - 98.6%
            (Cost  $174,378,100) (a)                            $215,303,333
            OTHER ASSETS AND LIABILITIES - 1.4%                 $3,028,713
            TOTAL NET ASSETS - 100.0%                           $218,332,046

*           Non-income producing security.

(a) At February 28, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $174,378,100 was as follows:

            Aggregate gross unrealized gain for all investments
            in which there is an excess of value over tax cost  $43,616,932

            Aggregate gross unrealized loss for all investments
            in which there is an excess of tax cost over value   (467,953)

            Net unrealized gain                                 $43,148,979

            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities
           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets:
                            Level 1     Level 2   Level 3    Total
Common Stocks            $215,303,333    $0          $0  $215,303,333
Total                    $215,303,333    $0          $0  $215,303,333

          Pioneer Intermediate Tax Free Income
          Schedule of Investments  2/28/2010 (unaudited)
Principal
Amount ($)                                                             Value
          MUNICIPAL BONDS - 95.6 %
          Alabama - 16.3 %
500,000   Alabama Public School & College Authority, 5.0%, 12/1/18  $ 562,330
500,000   Alabama Water Pollution Control Authority, 4.75%, 8/15/14   506,953
500,000   City of Tuscaloosa, 4.5%, 2/15/13                           533,110
250,000   Huntsville Health Care Authority, 4.7%, 6/1/12              262,633
500,000   Scottsboro Waterworks Sewer & Gas Board, 4.4%, 8/1/12       501,160
250,000   Southeast Alabama Gas District, 5.25%, 6/1/11               258,360
                                                                    $2,624,546
          Arkansas - 5.1 %
250,000   Arkansas State Development Finance Authority, 4.0%, 12/1/1$ 262,600
500,000   City of Little Rock, 4.0%, 4/1/14                           551,060
                                                                    $ 813,660
          Florida - 6.7 %
750,000   County of Broward Florida, 5.0%, 1/1/12                   $ 806,631
250,000   State of Florida, 5.0%, 7/1/16                              274,445
                                                                    $1,081,076
          Georgia - 3.5 %
500,000   Gwinnett County Water & Sewerage Authority, 4.0%, 8/1/15  $ 561,425
                                                                    $ 561,425
          Indiana - 7.2 %
500,000   Indiana State Office Building Commission, 5.25%, 7/1/15   $ 570,180
500,000   Indianapolis Local Public Improvement Board Revenue, 6.0%,  585,110
                                                                    $1,155,290
          Kansas - 2.0 %
300,000   Kansas Development Finance Authority, 5.0%, 6/1/11        $ 316,908
                                                                    $ 316,908
          Massachusetts - 3.5 %
550,000   Massachusetts Development Finance Agency, 5.15%, 10/1/14  $ 567,144
                                                                    $ 567,144
          Maryland - 3.6 %
500,000   State of Maryland, 5.5%, 7/15/13                          $ 576,585
                                                                    $ 576,585
          Missouri - 8.4 %
80,000    Missouri State Environmental Improvement & Energy Resource$ 85,290
420,000   Missouri State Environmental Improvement & Energy Resource  470,560
750,000   Missouri State Highways & Transit Commission, 5.625%, 2/1/  787,200
                                                                    $1,343,050
          North Carolina - 9.5 %
500,000   City of Greensboro, 4.0%, 2/1/13                          $ 546,415
150,000   County of Wake North Carolina, 4.0%, 4/1/13                 164,534
500,000   Mecklenburg County North Carolina, 4.0%, 2/1/15             548,015
250,000   North Carolina Infrastructure Finance Corp., 5.0%, 10/1/11  267,500
                                                                    $1,526,464
          South Carolina - 5.1 %
500,000   South Carolina State Public Service Authority, 5.0%, 1/1/1$ 551,775
250,000   South Carolina State Public Service Authority, 5.0%, 1/1/2  271,578
                                                                    $ 823,353
          Texas - 17.2 %
500,000   City of Dallas Texas, 4.125%, 4/1/13                      $ 548,820
500,000   City of Denton Texas, 5.125%, 12/1/18                       529,555
500,000   City of Fort Worth, 4.0%, 3/1/13                            542,790
415,000   Lower Colorado River Authority, 5.25%, 5/15/21              441,402
275,000   State of Texas, 5.0%, 10/1/17                               299,387
350,000   University of Texas, 5.25%, 8/15/13                         399,543
                                                                    $2,761,497
          Virginia - 7.6 %
500,000   Virginia Commonwealth Transportation Board, 5.0%, 5/15/12 $ 548,055
500,000   Virginia Public School Authority, 5.0%, 8/1/15              537,470
140,000   Virginia Resources Authority, 5.0%, 5/1/20                  142,421
                                                                    $1,227,946
          TOTAL MUNICIPAL BONDS                                     $15,378,944
          (Cost  $14,596,879)
          TOTAL INVESTMENT IN SECURITIES - 95.6 %                   $15,378,944
          (Cost  $14,596,879)(a)
          OTHER ASSETS AND LIABILITIES - 4.4 %                      $ 701,407
          TOTAL NET ASSETS - 100.0 %                                $16,080,351

     (a) At February 28, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $14,592,765 was as follows:

          Aggregate gross unrealized gain for all investments
          in which there is an excess of value over tax cost        $803,833

          Aggregate gross unrealized loss for all investments
          in which there is an excess of tax cost over value         (17,654)

          Net unrealized gain                                       $786,179

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets:

                     Level 1     Level 2    Level 3    Total
Municipal Bonds        $0      $15,378,944    $0    $15,378,944
Total                  $0      $15,378,944    $0    $15,378,944

             Pioneer Oakridge Large Cap Growth Fund
             Schedule of Investments  2/28/10 (unaudited)

Shares                                                             Value
             COMMON STOCKS - 96.9 %
             Energy - 5.9 %
             Oil & Gas Drilling - 1.3 %
30,185       Transocean, Ltd. *                                 $2,409,367
             Oil & Gas Equipment & Services - 2.1 %
60,510       Schlumberger Ltd.                                  $3,697,161
             Oil & Gas Exploration & Production - 2.5 %
74,280       Petrohawk Energy Corp. *                           $1,589,592
67,645       Southwestern Energy Co. *                           2,878,295
                                                                $4,467,887
             Total Energy                                       $10,574,415
             Materials - 4.2 %
             Fertilizers & Agricultural Chemicals - 0.6 %
16,265       Monsanto Co.                                       $1,149,122
             Industrial Gases - 1.8 %
41,815       Praxair, Inc.                                      $3,141,979
             Specialty Chemicals - 1.8 %
74,710       Ecolab, Inc.                                       $3,148,279
             Total Materials                                    $7,439,380
             Capital Goods - 8.8 %
             Aerospace & Defense - 6.5 %
28,045       Precision Castparts Corp.                          $3,162,074
80,565       Raytheon Co.                                        4,530,976
57,010       United Technologies Corp.                           3,913,737
                                                                $11,606,787
             Industrial Machinery - 2.3 %
55,655       Danaher Corp.                                      $4,116,800
             Total Capital Goods                                $15,723,587
             Automobiles & Components - 1.9 %
             Auto Parts & Equipment - 1.9 %
106,820      Johnson Controls, Inc.                             $3,322,102
             Total Automobiles & Components                     $3,322,102
             Retailing - 8.7 %
             Automotive Retail - 2.0 %
88,330       O'Reilly Automotive, Inc. *                        $3,471,369
             Computer & Electronics Retail - 1.5 %
72,855       Best Buy Co., Inc.                                 $2,659,208
             General Merchandise Stores - 2.7 %
94,470       Target Corp.                                       $4,867,094
             Specialty Stores - 2.5 %
176,242      Staples, Inc. (b)                                  $4,539,994
             Total Retailing                                    $15,537,665
             Food, Beverage & Tobacco - 4.4 %
             Packaged Foods & Meats - 2.0 %
68,285       Kellogg Co.                                        $3,561,063
             Soft Drinks - 2.4 %
69,288       PepsiCo, Inc.                                      $4,328,421
             Total Food, Beverage & Tobacco                     $7,889,484
             Household & Personal Products - 2.9 %
             Household Products - 2.9 %
82,558       Procter & Gamble Co. *                             $5,224,270
             Total Household & Personal Products                $5,224,270
             Health Care Equipment & Services - 8.4 %
             Health Care Equipment - 6.1 %
62,360       Baxter International, Inc.                         $3,550,155
45,095       Becton, Dickinson & Co.                             3,511,548
74,495       Stryker Corp.                                       3,955,685
                                                                $11,017,388
             Health Care Services - 2.3 %
42,720       Express Scripts, Inc. *                            $4,101,547
             Total Health Care Equipment & Services             $15,118,935
             Pharmaceuticals & Biotechnology - 11.8 %
             Biotechnology - 4.7 %
57,445       Celgene Corp. *                                    $3,419,126
105,535      Gilead Sciences, Inc. *                             5,024,521
                                                                $8,443,647
             Life Sciences Tools & Services - 2.2 %
82,205       Thermo Fisher Scientific, Inc. *                   $4,009,138
             Pharmaceuticals - 4.9 %
96,615       Abbott Laboratories, Inc.                          $5,244,262
60,370       Allergan, Inc.                                      3,527,419
                                                                $8,771,681
             Total Pharmaceuticals & Biotechnology              $21,224,466
             Diversified Financials - 5.3 %
             Asset Management & Custody Banks - 1.7 %
157,405      Invesco, Ltd.                                      $3,085,138
             Investment Banking & Brokerage - 1.3 %
120,725      Charles Schwab Corp. (b)                           $2,210,475
             Specialized Finance - 2.3 %
4,140        CME Group, Inc.                                    $1,248,997
26,825       IntercontinentalExchange, Inc. *                    2,878,054
                                                                $4,127,051
             Total Diversified Financials                       $9,422,664
             Software & Services - 15.6 %
             Application Software - 3.7 %
100,535      Adobe Systems, Inc. *                              $3,483,538
69,285       Sap AG (A.D.R.) (b)                                 3,088,725
                                                                $6,572,263
             Data Processing & Outsourced Services - 2.8 %
58,085       Visa, Inc. (b)                                     $4,953,489
             Internet Software & Services - 3.5 %
12,060       Google, Inc. *                                     $6,353,208
             IT Consulting & Other Services - 2.1 %
79,710       Cognizant Tech Solutions Corp. *                   $3,836,442
             Systems Software - 3.5 %
220,270      Microsoft Corp.                                    $6,312,938
             Total Software & Services                          $28,028,340
             Technology Hardware & Equipment - 15.1 %
             Communications Equipment - 4.1 %
154,840      Cisco Systems, Inc. *                              $3,767,257
97,325       Qualcomm, Inc.                                      3,570,854
                                                                $7,338,111
             Computer Hardware - 9.9 %
30,545       Apple, Inc. *                                      $6,250,118
118,360      Hewlett-Packard Co.                                 6,011,504
43,240       IBM Corp. *                                         5,498,398
                                                                $17,760,020
             Electronic Components - 1.1 %
46,665       Amphenol Corp.                                     $1,943,597
             Total Technology Hardware & Equipment              $27,041,728
             Semiconductors - 3.9 %
181,170      Intel Corp.                                        $3,719,420
136,000      Texas Instruments, Inc.                             3,315,680
                                                                $7,035,100
             Total Semiconductors                               $7,035,100
             TOTAL COMMON STOCKS
             (Cost  $153,689,012)                               $173,582,136

             TEMPORARY CASH INVESTMENTS - 8.3 %
             Repurchase Agreement - 2.6 %
4,600,000    SG Americas Securities LLC, 0.12%, dated 2/26/10, repurchase price of $4,600,000 plus accrued interest on 3/1/10
              collateralized by
             the following:
             $222,139 Federal National Mortgage Association (ARM),
             4.35%, 8/1/35
             $4,469,861 Federal National Mortgage Association, $4,600,000
             Total Repurchase Agreement                         $4,600,000

             Securities Lending Collateral  - 5.7 % (c)
             Certificates of Deposit:
279,613      DnB NOR Bank ASA NY, 0.19%, 5/19/10                $279,613
335,536      Rabobank Nederland NY, 0.19%, 3/2/10                335,536
279,613      Royal Bank of Canada, 0.23%, 1/21/11                279,613
279,613      Societe Generale, 0.21%, 3/4/10                     279,613
279,615      Svenska NY, 0.20%, 3/30/10                          279,615
29,938       Westpac Banking NY, 1.35%, 3/19/10                   29,938
85,106       BNP Paribas, 0.70%, 6/4/10                           85,106
307,574      CBA Financial, 0.27%, 1/3/11                        307,574
                                                                $1,876,608
             Commercial Paper:
223,657      BBVA London, 0.28%, 3/18/10                        $223,657
223,687      American Honda Finance, 0.18%, 3/2/10               223,687
123,010      JDCLLP, 0.15%, 4/7/10                               123,010
117,417      JDCLLP, 0.15%, 4/9/10                               117,417
279,600      NABPP, 0.19%, 3/8/10                                279,600
218,021      PARFIN, 0.25%, 4/19/10                              218,021
279,440      WSTPAC, 0.25%, 5/27/10                              279,440
279,588      Cafco, 0.20%, 3/15/10                               279,588
307,565      Char FD, 0.18%, 3/5/10                              307,565
167,759      Ciesco, 0.20%, 3/8/10                               167,759
111,797      Ciesco, 0.19%, 5/20/10                              111,797
279,495      FASCO, 0.19%, 5/18/10                               279,495
140,050      Kithaw, 0.21%, 3/2/10                               140,050
192,070      Old LLC, 0.19%, 3/17/10                             192,070
111,804      Old LLC, 0.18%, 5/11/10                             111,804
95,487       Ranger, 0.20%, 3/12/10                               95,487
111,809      Ranger, 0.18%, 5/3/10                               111,809
83,854       SRCPP, 0.19%, 5/6/10                                 83,854
213,586      SRCPP, 0.17%, 4/6/11                                213,586
51,586       STRAIT, 0.18%, 4/1/10                                51,586
54,327       STRAIT, 0.18%, 5/7/10                                54,327
123,281      STRAIT, 0.17%, 4/26/10                              123,281
153,751      TB LLC, 0.20%, 3/15/10                              153,751
139,753      TB LLC, 0.19%, 5/10/10                              139,753
167,952      VARFUN, 0.16%, 3/22/10                              167,952
279,613      Toyota Motor Credit Corp., 0.23%, 1/10/11           279,613
318,738      Bank of America, 0.85%, 5/12/10                     318,738
55,924       BBVA Senior US, 0.30%, 3/12/10                       55,924
139,784      GE, 0.30%, 1/26/11                                  139,784
83,940       GE Capital Corp., 0.43%, 8/20/10                     83,940
30,269       GE Capital Corp., 0.35%, 10/21/10                    30,269
30,473       GE Capital Corp., 0.31%, 10/6/10                     30,473
31,185       John Deere Capital Corp., 0.33%, 7/16/10             31,185
236,716      JPMorgan Chase & Co., 0.57%, 9/24/10                236,716
317,060      Santander, 0.30%, 7/23/10                           317,060
59,969       US Bancorp, 0.65%, 5/6/10                            59,969
27,995       US Bancorp, 0.66%, 6/4/10                            27,995
198,641      WFC, 0.70%, 1/24/11                                 198,641
111,811      WFC, 0.33%, 12/2/10                                 111,811
                                                                $6,172,464
             Tri-party Repurchase Agreements:
391,553      Deutsche Bank, 0.09%, 3/1/10                       $391,553
1,118,452    Barclays Capital Markets, 0.11%, 3/1/10             1,118,452
447,381      JPMorgan & Chase Co., 0.09%, 3/1/10                 447,381
                                                                $1,957,386
Shares
             Money Market Mutual Funds:
223,692      Dreyfus Preferred Money Market Fund                $223,692
             Total Securities Lending Collateral                $10,230,150

             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost  $14,830,150)                                $14,830,150

             TOTAL INVESTMENT IN SECURITIES - 105.2%%
             (Cost  $168,519,162) (a)                           $188,412,286

             OTHER ASSETS AND LIABILITIES - (5.2)%              $(9,291,999)

             TOTAL NET ASSETS - 100.0%                          $179,120,287

*            Non-income producing security.

(a) At February 28, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $168,519,162 was as follows:

             Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $34,290,819

             Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (14,397,695)

             Net unrealized gain                                $19,893,124

(b)          At February 28, 2010, the following securities were out on loan:

Shares                            Security                         Value
1,600        Sap AG (A.D.R.)                                    $ 71,328
119,500      Charles Schwab Corp.                                2,188,045
108,800      Staples, Inc.                                       2,802,688
57,500       Visa, Inc.                                          4,903,600
             Total                                              $9,965,661

(c)          Securities lending collateral is managed by Credit
             Suisse AG, New York Branch.

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
speeds,
                 credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets:
                                  Level 1     Level 2   Level 3   Total
Common Stocks                  $173,582,136     $0        $0  $173,582,136
Temporary Cash Investments           0        14,606,458   0    14,606,458
Money Market Mutual Funds           223,692      0         0       223,692
Total                          $173,805,828  $14,606,458  $0  $188,412,286

           Pioneer Oakridge Small Cap Growth Fund
           Schedule of Investments  2/28/10 (unaudited)

Shares                                                                Value
           COMMON STOCKS - 94.6 %
           Energy - 4.7 %
           Oil & Gas Exploration & Production - 4.7 %
214,285    Concho Resources, Inc. *                                $9,953,538
361,315    Petrohawk Energy Corp. *                                 7,732,141
698,000    SandRidge Energy, Inc. * (b)                             5,542,120
                                                                   $23,227,799
           Total Energy                                            $23,227,799
           Materials - 2.7 %
           Industrial Gases - 2.7 %
208,200    Airgas, Inc.                                            $13,353,948
           Total Materials                                         $13,353,948
           Capital Goods - 12.3 %
           Aerospace & Defense - 6.5 %
312,540    AAR Corp. *                                             $7,088,407
287,920    Moog, Inc. *                                             9,777,763
429,150    Orbital Sciences Corp. *                                 7,917,818
288,360    Stanley, Inc. *                                          7,269,556
                                                                   $32,053,544
           Industrial Machinery - 5.8 %
108,750    Altra Holdings, Inc. *                                  $1,256,063
175,200    China Fire & Security Group, Inc. *  (b)                 2,465,064
40,500     Colfax Corp. *                                            458,865
274,892    Idex Corp. (b)                                           8,521,652
133,400    SmartHeat, Inc. * (b)                                    1,596,798
149,204    The Middleby Corp. * (b)                                 6,921,574
101,400    Valmont Industries, Inc.                                 7,219,680
                                                                   $28,439,696
           Total Capital Goods                                     $60,493,240
           Commercial Services & Supplies - 2.2 %
           Environmental & Facilities Services - 2.2 %
326,545    Waste Connections, Inc. *                               $10,978,443
           Total Commercial Services & Supplies                    $10,978,443
           Transportation - 1.8 %
           Trucking - 1.8 %
458,195    Knight Transportation, Inc. (b)                         $9,049,351
           Total Transportation                                    $9,049,351
           Automobiles & Components - 1.0 %
           Auto Parts & Equipment - 1.0 %
180,000    WABCO Holdings, Inc. *                                  $4,813,200
           Total Automobiles & Components                          $4,813,200
           Consumer Durables & Apparel - 9.0 %
           Apparel, Accessories & Luxury Goods - 4.9 %
122,215    Fuqi International, Inc. * (b)                          $2,254,867
220,000    The Warnaco Group, Inc. *                                9,182,800
515,080    True Religion Apparel, Inc. * (b)                        12,650,365
                                                                   $24,088,032
           Footwear - 4.1 %
570,870    Iconix Brand Group, Inc. * (b)                          $7,438,436
463,825    Wolverine World Wide, Inc.                               12,787,655
                                                                   $20,226,091
           Total Consumer Durables & Apparel                       $44,314,123
           Consumer Services - 2.6 %
           Casinos & Gaming - 2.6 %
330,300    WMS Industries, Inc. *                                  $12,528,279
           Total Consumer Services                                 $12,528,279
           Retailing - 2.1 %
           Distributors - 2.1 %
532,460    LKQ Corp. *                                             $10,196,609
           Total Retailing                                         $10,196,609
           Household & Personal Products - 3.6 %
           Household Products - 2.1 %
150,762    Church & Dwight Co., Inc.                               $10,128,191
           Personal Products - 1.5 %
275,700    Alberto-Culver Co. (Class B)                            $7,642,404
           Total Household & Personal Products                     $17,770,595
           Health Care Equipment & Services - 18.6 %
           Health Care Distributors - 1.9 %
228,535    MWI Veterinary Supply, Inc. *                           $9,415,642
           Health Care Equipment - 10.3 %
172,700    IDEXX Laboratories, Inc. *                              $9,120,287
209,400    Integra LifeSciences Holdings Corp. * (b)                8,334,120
255,800    NuVasive, Inc. * (b)                                     10,232,000
226,400    ResMed, Inc. * (b)                                       12,922,912
270,500    Sirona Dental Systems, Inc. *                            9,708,245
                                                                   $50,317,564
           Health Care Services - 4.8 %
351,358    Catalyst Health Solutions, Inc. *                       $13,242,683
189,700    HMS Holdings Corp. *                                     8,733,788
200,000    Sharps Compliance Corp. *                                1,420,000
                                                                   $23,396,471
           Health Care Supplies - 1.6 %
149,605    Haemonetics Corp. *                                     $8,002,371
           Total Health Care Equipment & Services                  $91,132,048
           Pharmaceuticals & Biotechnology - 5.6 %
           Life Sciences Tools & Services - 5.6 %
168,700    Covance, Inc. * (b)                                     $9,551,794
446,204    Qiagen NV * (b)                                          9,731,709
128,400    Techne Corp.                                             8,207,328
                                                                   $27,490,831
           Total Pharmaceuticals & Biotechnology                   $27,490,831
           Diversified Financials - 5.3 %
           Asset Management & Custody Banks - 1.5 %
104,000    Affiliated Managers Group, Inc. * (b)                   $7,397,520
           Investment Banking & Brokerage - 1.8 %
165,000    Stiffel Financial Corp. * (b)                           $9,025,500
           Specialized Finance - 2.0 %
181,900    Portfolio Recovery Associates, Inc. * (b)               $9,700,727
           Total Diversified Financials                            $26,123,747
           Insurance - 2.2 %
           Property & Casualty Insurance - 2.2 %
100,855    ProAssurance Corp. *                                    $5,377,589
236,700    Tower Group, Inc.                                        5,389,659
                                                                   $10,767,248
           Total Insurance                                         $10,767,248
           Software & Services - 14.7 %
           Application Software - 9.6 %
502,560    Ansys, Inc. *  (b)                                      $22,042,282
589,300    Informatica Corp. *                                      15,038,936
299,600    Solera Holdings, Inc.                                    10,234,336
                                                                   $47,315,554
           Data Processing & Outsourced Services - 3.1 %
194,050    Syntel, Inc. (b)                                        $6,578,295
300,710    Wright Express Corp. *                                   8,516,107
                                                                   $15,094,402
           Systems Software - 2.0 %
328,570    Micros Systems, Inc. *                                  $9,870,243
           Total Software & Services                               $72,280,199
           Semiconductors - 6.0 %
292,609    Diodes, Inc. * (b)                                      $5,738,062
269,642    Hittite Microwave Corp. *                                11,222,500
225,360    Microsemi Corp. *                                        3,495,333
600,000    Skyworks Solutions, Inc. * (b)                           9,162,000
                                                                   $29,617,895
           Total Semiconductors                                    $29,617,895
           TOTAL COMMON STOCKS
           (Cost  $383,005,258)                                    $464,137,555

           TEMPORARY CASH INVESTMENTS - 25.2 %
           Repurchase Agreement - 4.8 %
4,745,000  Bank of America, 0.12%, dated 2/26/10, repurchase price of
           $4,745,000 plus accrued interest on 2/1/10 collateralized by $4,839,900 Federal National Mortgage Association, 5.5%, $4,745,000

4,745,000  BNP Paribas, 0.12%, dated 2/26/10, repurchase price of
           $4,745,000 plus accrued interest on 3/1/10 collateralized by the following:
              $4,185,370 Federal National Mortgage Association (ARM), 1.74-
5.22%,
                 5/1/33-8/1/42
              $654,530 Federal Home Loan Mortgage Corp., 3.66-4.84%,4,745,000

4,745,000  Deutsche Bank, 0.12%, dated 2/26/10, repurchase price of
           $4,745,000 plus accrued interest on 3/1/10 collateralized by $4,839,900 Federal National Mortgage Association, 6.5-7.0%,
           5/1/37-9/1/37                                            4,745,000

4,745,000  JPMorgan, 0.11%, dated 2/26/10, repurchase price
           of $4,745,000 plus accrued interest on 3/1/10 collateralized by $4,840,018 Freddie Mac Giant, 5.0-6.0%, 5/1/23-9/1/38 4,745,000

4,745,000  SG Americas Securities LLC, 0.12%, dated 2/26/10, repurc price of $4,745,000 plus accrued interest on 3/1/10 collateralized by the following:
           $229,141 Federal National Mortgage Association (ARM), 4.35%, 8/1/35 $4,610,759 Federal National Mortgage Association, 6.0%, 14,745,000
           Total Repurchase Agreements                             $23,725,000

           Securities Lending Collateral  - 20.4 % (c)
           Certificates of Deposit:
2,732,830  DnB NOR Bank ASA NY, 0.19%, 5/19/10                     $2,732,830
3,279,396  Rabobank Nederland NY, 0.19%, 3/2/10                     3,279,396
2,732,830  Royal Bank of Canada, 0.23%, 1/21/11                     2,732,830
2,732,830  Societe Generale, 0.21%, 3/4/10                          2,732,830
2,732,854  Svenska NY, 0.20%, 3/30/10                               2,732,854
292,599    Westpac Banking NY, 1.35%, 3/19/10                        292,599
831,796    BNP Paribas, 0.70%, 6/4/10                                831,796
3,006,113  CBA Financial, 0.27%, 1/3/11                             3,006,113
                                                                   $18,341,248
           Commercial Paper:
2,185,941  BBVA London, 0.28%, 3/18/10                             $2,185,941
2,186,231  American Honda Finance, 0.18%, 3/2/10                    2,186,231
1,202,250  JDCLLP, 0.15%, 4/7/10                                    1,202,250
1,147,593  JDCLLP, 0.15%, 4/9/10                                    1,147,593
2,732,704  NABPP, 0.19%, 3/8/10                                     2,732,704
2,130,853  PARFIN, 0.25%, 4/19/10                                   2,130,853
2,731,141  WSTPAC, 0.25%, 5/27/10                                   2,731,141
2,732,587  Cafco, 0.20%, 3/15/10                                    2,732,587
3,006,023  Char FD, 0.18%, 3/5/10                                   3,006,023
1,639,616  Ciesco, 0.20%, 3/8/10                                    1,639,616
1,092,659  Ciesco, 0.19%, 5/20/10                                   1,092,659
2,731,676  FASCO, 0.19%, 5/18/10                                    2,731,676
1,368,796  Kithaw, 0.21%, 3/2/10                                    1,368,796
1,877,221  Old LLC, 0.19%, 3/17/10                                  1,877,221
1,092,733  Old LLC, 0.18%, 5/11/10                                  1,092,733
933,249    Ranger, 0.20%, 3/12/10                                    933,249
1,092,777  Ranger, 0.18%, 5/3/10                                    1,092,777
819,555    SRCPP, 0.19%, 5/6/10                                      819,555
2,087,508  SRCPP, 0.17%, 4/6/11                                     2,087,508
504,179    STRAIT, 0.18%, 4/1/10                                     504,179
530,970    STRAIT, 0.18%, 5/7/10                                     530,970
1,204,903  STRAIT, 0.17%, 4/26/10                                   1,204,903
1,502,704  TB LLC, 0.20%, 3/15/10                                   1,502,704
1,365,896  TB LLC, 0.19%, 5/10/10                                   1,365,896
1,641,498  VARFUN, 0.16%, 3/22/10                                   1,641,498
2,732,830  Toyota Motor Credit Corp., 0.23%, 1/10/11                2,732,830
3,115,225  Bank of America, 0.85%, 5/12/10                          3,115,225
546,581    BBVA Senior US, 0.30%, 3/12/10                            546,581
1,366,192  GE, 0.30%, 1/26/11                                       1,366,192
820,394    GE Capital Corp., 0.43%, 8/20/10                          820,394
295,833    GE Capital Corp., 0.35%, 10/21/10                         295,833
297,832    GE Capital Corp., 0.31%, 10/6/10                          297,832
304,791    John Deere Capital Corp., 0.33%, 7/16/10                  304,791
2,313,567  JPMorgan Chase & Co., 0.57%, 9/24/10                     2,313,567
3,098,818  Santander, 0.30%, 7/23/10                                3,098,818
586,113    US Bancorp, 0.65%, 5/6/10                                 586,113
273,617    US Bancorp, 0.66%, 6/4/10                                 273,617
1,941,441  WFC, 0.70%, 1/24/11                                      1,941,441
1,092,800  WFC, 0.33%, 12/2/10                                      1,092,800
                                                                   $60,327,297
           Tri-party Repurchase Agreements:
3,826,891  Deutsche Bank, 0.09%, 3/1/10                            $3,826,891
10,931,321 Barclays Capital Markets, 0.11%, 3/1/10                  10,931,321
4,372,528  JPMorgan & Chase Co., 0.09%, 3/1/10                      4,372,527
                                                                   $19,130,739
Shares
           Money Market Mutual Funds:
2,186,266  Dreyfus Preferred Money Market Fund                     $2,186,266
           Total Securities Lending Collateral                     $99,985,550

           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $123,710,550)                                    $123,710,550

           TOTAL INVESTMENT IN SECURITIES - 119.8%
           (Cost  $506,715,808) (a)                                $587,848,105

           OTHER ASSETS AND LIABILITIES - (19.8)%                  $(97,110,191)

           TOTAL NET ASSETS - 100.0%                               $490,737,914

*          Non-income producing security.

(a) At February 28, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $506,715,808 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost    $102,204,774

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value     (21,052,910)

           Net unrealized gain                                    $81,151,864

(b)        At February 28, 2010, the following securities were out on loan:

Shares                             Security                           Value
2,600      Affiliated Managers Group, Inc. *                       $ 184,938
2,900      Ansys, Inc. *                                             127,194
173,400    China Fire & Security Group *                            2,439,738
153,500    Covance, Inc. *                                          8,691,170
180,400    Diodes, Inc. *                                           3,537,644
120,000    Fuqi International, Inc. *                               2,214,000
402,600    Iconix Brand Group, Inc. *                               5,245,878
170,800    Idex Corp.                                               5,294,800
18,900     Integra LifeSciences Holdings Corp. *                     752,220
392,200    Knight Transportation, Inc.                              7,745,950
50,900     The Middleby Corp. *                                     2,361,251
252,400    NuVasive, Inc. *                                         10,083,380
180,000    Portfolio Recovery Associates, Inc. *                    9,599,400
433,200    Qiagen NV *                                              9,448,092
55,500     ResMed, Inc. *                                           3,167,940
690,400    SandRidge Energy, Inc. *                                 5,481,776
13,500     Skyworks Solutions, Inc. *                                206,145
131,900    SmartHeat, Inc. *                                        1,578,843
94,900     Stiffel Financial Corp. *                                5,191,030
68,000     Syntel, Inc.                                             2,305,200
510,600    True Religion Apparel, Inc. *                            12,540,336
           Total                                                   $98,196,925

(c)        Securities lending collateral is managed by Credit
           Suisse AG, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of February
           28, 2010, in valuing the Fund's assets:
                              Level 1         Level 2     Level 3     Total
Common Stocks                  $464,137,555     $0          $0  $464,137,555
Temporary Cash Investments          0         121,524,284    0   121,524,284
Money Market Mutual Funds         2,186,266      0           0     2,186,266
Total                          $466,323,821  $121,524,284   $0  $587,848,105

           Pioneer Select Mid Cap Growth Fund
           Schedule of Investments  2/28/10 (unaudited)

Shares                                                           Value
           COMMON STOCKS - 98.6 %
           Energy - 5.5 %
           Coal & Consumable Fuels - 1.2 %
48,300     Alpha Natural Resources, Inc. *                    $2,222,283
71,100     Consol Energy, Inc.                                 3,580,596
                                                              $5,802,879
           Oil & Gas Equipment & Services - 0.7 %
144,100    Exterran Holdings, Inc. * (b)                      $3,278,275
           Oil & Gas Exploration & Production - 3.6 %
60,600     Newfield Exploration Co. *                         $3,094,842
35,200     Noble Affiliates, Inc.                              2,556,928
65,600     Range Resources Corp                                3,320,016
274,800    SandRidge Energy, Inc. * (b)                        2,181,912
76,800     Southwestern Energy Co. *                           3,267,840
69,000     St. Mary Land & Exploration Co.                     2,248,020
                                                              $16,669,558
           Total Energy                                       $25,750,712
           Materials - 6.4 %
           Diversified Chemical - 2.5 %
131,400    FMC Corp.                                          $7,512,138
308,500    Solutia, Inc. *                                     4,340,595
                                                              $11,852,733
           Diversified Metals & Mining - 0.4 %
27,879     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $2,095,386
           Gold - 0.2 %
100,000    Yamana Gold, Inc.                                  $1,054,000
           Industrial Gases - 1.1 %
78,900     Airgas, Inc.                                       $5,060,646
           Metal & Glass Containers - 0.6 %
95,100     Crown Holdings, Inc. * (b)                         $2,598,132
           Steel - 1.6 %
45,000     Cliffs Natural Resources, Inc. *                   $2,538,000
300,900    Steel Dynamics, Inc.                                4,913,697
                                                              $7,451,697
           Total Materials                                    $30,112,594
           Capital Goods - 8.6 %
           Aerospace & Defense - 3.7 %
184,500    BE Aerospace, Inc. *                               $4,778,550
100,300    DigitalGlobe, Inc. *                                2,393,158
174,700    Hexcel Corp. *                                      1,925,194
59,000     ITT Corp.                                           3,022,570
48,500     Precision Castparts Corp.                           5,468,375
                                                              $17,587,847
           Construction & Engineering - 0.4 %
90,900     KBR, Inc.                                          $1,882,539
           Construction & Farm Machinery & Heavy Trucks - 0.4 %
34,200     Joy Global, Inc.                                   $1,737,360
           Electrical Component & Equipment - 0.9 %
92,600     Cooper Industries Plc                              $4,200,336
           Industrial Machinery - 2.7 %
55,000     Crane Co.                                          $1,741,850
15,000     Flowserve Corp.                                     1,501,350
60,000     Ingersoll-Rand Plc                                  1,914,600
89,024     Kennametal, Inc.                                    2,319,075
87,073     SPX Corp.                                           5,179,973
                                                              $12,656,848
           Trading Companies & Distributors - 0.5 %
25,900     W.W. Grainger, Inc.                                $2,632,735
           Total Capital Goods                                $40,697,665
           Commercial Services & Supplies - 4.1 %
           Diversified Support Services - 0.7 %
95,901     Copart, Inc. *                                     $3,421,748
           Environmental & Facilities Services - 0.7 %
56,600     Stericycle Inc. * (b)                              $3,123,188
           Research & Consulting Services - 2.7 %
121,000    CoStar Group, Inc. * (b)                           $4,761,350
120,000    HIS, Inc.  * (b)                                    6,216,000
26,600     The Dun & Bradstreet Corp.                          1,866,256
                                                              $12,843,606
           Total Commercial Services & Supplies               $19,388,542
           Transportation - 1.5 %
           Airlines - 1.5 %
35,800     Copa Holdings SA *                                 $1,947,162
411,400    Delta Air Lines, Inc. * (b)                         5,315,288
                                                              $7,262,450
           Total Transportation                               $7,262,450
           Consumer Durables & Apparel - 2.8 %
           Apparel, Accessories & Luxury Goods - 0.4 %
40,000     The Warnaco Group, Inc. *                          $1,669,600
           Footwear - 0.6 %
21,800     Deckers Outdoor Corp. * (b)                        $2,620,360
           Housewares & Specialties - 1.8 %
259,700    Jarden Corp.                                       $8,325,982
           Total Consumer Durables & Apparel                  $12,615,942
           Consumer Services - 5.8 %
           Casinos & Gaming - 1.0 %
63,500     Bally Technologies, Inc. *                         $2,629,535
61,600     WMS Industries, Inc. *                              2,336,488
                                                              $4,966,023
           Education Services - 0.7 %
49,100     DeVry, Inc.                                        $3,100,665
           Hotels, Resorts & Cruise Lines - 1.7 %
198,800    7 Days Group Holding Co. *                         $2,546,628
234,800    Wyndham Worldwide Corp.                             5,398,052
                                                              $7,944,680
           Leisure Facilities - 0.3 %
47,300     Life Time Fitness, Inc. * (b)                      $1,199,528
           Restaurants - 1.8 %
50,000     Cracker Barrell Old Country, Inc.                  $2,184,000
80,900     Darden Restaurants, Inc.                            3,280,495
87,000     Yum! Brands, Inc.                                   2,933,640
                                                              $8,398,135
           Specialized Consumer Services - 0.3 %
65,000     Sotheby's Holding, Inc. *                          $1,579,500
           Total Consumer Services                            $27,188,531
           Media - 1.0 %
           Cable & Satellite - 0.6 %
75,326     Direct TV Group, Inc. *                            $2,549,785
           Publishing - 0.4 %
46,800     John Wiley & Sons, Inc.                            $1,964,664
           Total Media                                        $4,514,449
           Retailing - 7.3 %
           Apparel Retail - 4.1 %
205,400    Guess?, Inc. (b)                                   $8,378,266
56,700     Ross Stores, Inc.                                   2,773,197
65,600     TJX Companies, Inc.                                 2,730,928
168,400    Urban Outfitters, Inc. *                            5,424,164
                                                              $19,306,555
           Automotive Retail - 0.8 %
93,900     Advance Auto Parts, Inc.                           $3,831,120
           Distributors - 1.4 %
348,600    LKQ Corp. *                                        $6,675,690
           General Merchandise Stores - 0.5 %
72,200     Family Dollar Stores, Inc. *                       $2,381,878
           Specialty Stores - 0.5 %
90,000     Staples, Inc.                                      $2,318,400
           Total Retailing                                    $34,513,643
           Food & Drug Retailing - 1.1 %
           Drug Retail - 1.1 %
159,400    CVS/Caremark Corp.                                 $5,379,750
           Total Food & Drug Retailing                        $5,379,750
           Food, Beverage & Tobacco - 4.4 %
           Distillers & Vintners - 0.8 %
233,200    Constellation Brands, Inc. *                       $3,507,328
           Packaged Foods & Meats - 2.3 %
144,422    American Italian Pasta Co. *                       $5,603,574
89,600     The J.M. Smucker Co.                                5,347,328
                                                              $10,950,902
           Soft Drinks - 1.3 %
143,400    Fomento Economico Mexicano SA de CV                $6,137,520
           Total Food Beverage & Tobacco                      $20,595,750
           Household & Personal Products - 1.5 %
           Personal Products - 1.5 %
114,900    Estee Lauder Co.                                   $6,908,937
           Total Household & Personal Products                $6,908,937
           Health Care Equipment & Services - 6.7 %
           Health Care Distributors - 0.5 %
40,000     Henry Schein, Inc. *                               $2,273,200
           Health Care Equipment - 2.8 %
9,900      Edwards Lifesciences Group *                       $  909,117
299,600    Hologic, Inc. * (b)                                 5,168,100
15,100     Surgical Intuitive, Inc *                           5,241,814
68,400     Thoratec Corp. * (b)                                1,973,340
                                                              $13,292,371
           Health Care Services - 1.4 %
45,700     Express Scripts, Inc. *                            $4,387,657
41,000     Mednax, Inc. *                                      2,193,500
                                                              $6,581,157
           Health Care Supplies - 1.4 %
58,000     Haemonetics Corp. *                                $3,102,420
87,600     Inverness Medical Innovations, Inc. * (b)           3,418,152
                                                              $6,520,572
           Health Care Technology - 0.6 %
14,201     AthenaHealth, Inc. * (b)                           $  523,165
116,600    MedAssets, Inc. *                                   2,524,390
                                                              $3,047,555
           Total Health Care Equipment & Services             $31,714,855
           Pharmaceuticals & Biotechnology - 4.4 %
           Biotechnology - 1.7 %
58,800     Alexion Pharmaceuticals, Inc. *                    $2,911,776
122,600    Vertex Pharmaceuticals, Inc. * (b)                  4,978,786
                                                              $7,890,562
           Life Sciences Tools & Services - 0.5 %
47,600     Life Technologies Corp. *                          $2,416,176
           Pharmaceuticals - 2.2 %
79,600     Allergan, Inc.                                     $4,651,028
236,100    Cardiome Pharma Corp. *                             1,222,998
211,000    Mylan, Inc. * (b)                                   4,502,740
                                                              $10,376,766
           Total Pharmaceuticals & Biotechnology              $20,683,504
           Banks - 1.4 %
           Regional Banks - 1.4 %
727,000    KeyCorp                                            $5,198,050
25,000     PNC Bank Corp.                                      1,344,000
                                                              $6,542,050
           Total Banks                                        $6,542,050
           Diversified Financials - 2.5 %
           Asset Management & Custody Banks - 1.6 %
195,300    Invesco, Ltd.                                      $3,827,880
64,900     Northern Trust Corp.                                3,458,521
                                                              $7,286,401
           Investment Banking & Brokerage - 0.4 %
57,700     Lazard, Ltd.                                       $2,073,161
           Specialized Finance - 0.5 %
22,500     IntercontinentalExchange, Inc. *                   $2,414,025
           Total Diversified Financials                       $11,773,587
           Insurance - 3.8 %
           Life & Health Insurance - 1.7 %
149,600    Lincoln National Corp.                             $3,766,928
200,000    UNUM Group, Inc.                                    4,162,000
                                                              $7,928,928
           Property & Casualty Insurance - 2.1 %
227,700    Assured Guaranty, Ltd. (b)                         $4,804,470
166,189    Axis Capital Holdings, Ltd.                         5,226,644
                                                              $10,031,114
           Total Insurance                                    $17,960,042
           Real Estate - 0.8 %
           Real Estate Services - 0.8 %
61,800     Jones Lang LaSalle, Inc.                           $3,936,042
           Total Real Estate                                  $3,936,042
           Software & Services - 17.0 %
           Application Software - 5.4 %
126,800    Ansys, Inc. *                                      $5,561,448
62,100     Citrix Systems, Inc. *                              2,670,921
123,000    Informatica Corp. *                                 3,138,960
33,700     MicroStrategy, Inc. *                               2,988,853
425,000    Nuance Communications, Inc. * (b)                   6,115,750
74,500     SuccessFactors, Inc * (b)                           1,349,195
373,400    TIBCO Software, Inc. *                              3,424,078
                                                              $25,249,205
           Data Processing & Outsourced Services - 4.1 %
58,300     Alliance Data Systems Corp. * (b)                  $3,232,152
250,900    Cybersource Corp. *                                 4,297,917
80,300     Hewitt Associates, Inc. *                           3,050,597
39,600     MasterCard, Inc. (b)                                8,885,052
                                                              $19,465,718
           Internet Software & Services - 3.5 %
198,000    Akamai Technologies Corp. * (b)                    $5,207,400
9,500      Google, Inc. *                                      5,004,600
109,500    VistaPrint NV * (b)                                 6,320,340
                                                              $16,532,340
           IT Consulting & Other Services - 1.9 %
134,400    Amdocs, Ltd. *                                     $3,908,352
108,500    Cognizant Tech Solutions Corp. *                    5,222,105
                                                              $9,130,457
           Systems Software - 2.1 %
57,800     BMC Software, Inc. *                               $2,129,352
107,600    McAfee, Inc. *                                      4,270,644
72,600     Sybase, Inc. * (b)                                  3,222,714
                                                              $9,622,710
           Total Software & Services                          $80,000,430
           Technology Hardware & Equipment - 1.9 %
           Communications Equipment - 0.8 %
167,800    Brocade Communications Systems, Inc. *             $  976,596
106,110    Riverbed Technology, Inc. *                         2,891,498
                                                              $3,868,094
           Computer Hardware - 0.8 %
18,300     Apple, Inc. *                                      $3,744,546
           Electronic Equipment & Instruments - 0.3 %
23,465     Itron, Inc. *                                      $1,570,982
           Total Technology Hardware & Equipment              $9,183,622
           Semiconductors - 7.9 %
           Semiconductor Equipment - 0.8 %
150,000    Brooks Automation, Inc. *                          $1,296,000
221,400    MEMC Electronic Materials, Inc. *                   2,681,154
                                                              $3,977,154
           Semiconductors - 7.1 %
81,700     Analog Devices, Inc.                               $2,388,908
47,000     Atheros Communications, Inc. * (b)                  1,686,830
448,300    Atmel Corp. *                                       2,021,833
45,458     Cree, Inc. *                                        3,083,416
489,300    LSI Corp *                                          2,637,327
324,400    Marvell Technology Group, Ltd. *                    6,267,408
1,178,100  ON Semiconductor Corp. *                            9,377,676
382,000    Skyworks Solutions, Inc. *                          5,833,140
                                                              $33,296,538
           Total Semiconductors                               $37,273,692
           Utilities - 2.2 %
           Gas Utilities - 1.5 %
105,800    EQT Corp.                                          $4,629,808
56,000     Questar Corp.                                       2,351,440
                                                              $6,981,248
           Independent Power Producer & Energy Traders - 0.7 %
274,500    AES Corp. *                                        $3,208,903
           Total Utilities                                    $10,190,151
           TOTAL COMMON STOCKS
Principal  (Cost  $383,597,990)                               $464,186,940
Amount
           TEMPORARY CASH INVESTMENTS - 12.1 %
           Repurchase Agreement - 1.3 %
5,950,000  SG Americas Securities LLC, 0.12%, dated 2/26/10, repurchase price of $5,950,000 plus accrued interest on 3/1/10
		collateralized by
           the following:
           $287,332 Federal National Mortgage Association (ARM),
		4.35%, 8/1/35
           $5,781,669 Federal National Mortgage Association,  $5,950,000
           Total Repurchase Agreement                         $5,950,000

           Securities Lending Collateral  - 10.8 % (c)
           Certificates of Deposit:
1,390,687  DnB NOR Bank ASA NY, 0.19%, 5/19/10                $1,390,687
1,668,824  Rabobank Nederland NY, 0.19%, 3/2/10                1,668,824
1,390,687  Royal Bank of Canada, 0.23%, 1/21/11                1,390,687
1,390,687  Societe Generale, 0.21%, 3/4/10                     1,390,687
1,390,699  Svenska NY, 0.20%, 3/30/10                          1,390,699
148,898    Westpac Banking NY, 1.35%, 3/19/10                   148,898
423,286    BNP Paribas, 0.70%, 6/4/10                           423,286
1,529,756  CBA Financial, 0.27%, 1/3/11                        1,529,756
                                                              $9,333,524
           Commercial Paper:
1,112,385  BBVA London, 0.28%, 3/18/10                        $1,112,385
1,112,533  American Honda Finance, 0.18%, 3/2/10               1,112,533
611,803    JDCLLP, 0.15%, 4/7/10                                611,803
583,989    JDCLLP, 0.15%, 4/9/10                                583,989
1,390,623  NABPP, 0.19%, 3/8/10                                1,390,623
1,084,352  PARFIN, 0.25%, 4/19/10                              1,084,352
1,389,828  WSTPAC, 0.25%, 5/27/10                              1,389,828
1,390,563  Cafco, 0.20%, 3/15/10                               1,390,563
1,529,710  Char FD, 0.18%, 3/5/10                              1,529,710
834,371    Ciesco, 0.20%, 3/8/10                                834,371
556,034    Ciesco, 0.19%, 5/20/10                               556,034
1,390,100  FASCO, 0.19%, 5/18/10                               1,390,100
696,555    Kithaw, 0.21%, 3/2/10                                696,555
955,283    Old LLC, 0.19%, 3/17/10                              955,283
556,072    Old LLC, 0.18%, 5/11/10                              556,072
474,913    Ranger, 0.20%, 3/12/10                               474,913
556,094    Ranger, 0.18%, 5/3/10                                556,094
417,056    SRCPP, 0.19%, 5/6/10                                 417,056
1,062,294  SRCPP, 0.17%, 4/6/11                                1,062,294
256,567    STRAIT, 0.18%, 4/1/10                                256,567
270,201    STRAIT, 0.18%, 5/7/10                                270,201
613,153    STRAIT, 0.17%, 4/26/10                               613,153
764,699    TB LLC, 0.20%, 3/15/10                               764,699
695,079    TB LLC, 0.19%, 5/10/10                               695,079
835,328    VARFUN, 0.16%, 3/22/10                               835,328
1,390,687  Toyota Motor Credit Corp., 0.23%, 1/10/11           1,390,687
1,585,281  Bank of America, 0.85%, 5/12/10                     1,585,281
278,145    BBVA Senior US, 0.30%, 3/12/10                       278,145
695,230    GE, 0.30%, 1/26/11                                   695,230
417,483    GE Capital Corp., 0.43%, 8/20/10                     417,483
150,544    GE Capital Corp., 0.35%, 10/21/10                    150,544
151,561    GE Capital Corp., 0.31%, 10/6/10                     151,561
155,103    John Deere Capital Corp., 0.33%, 7/16/10             155,103
1,177,332  JPMorgan Chase & Co., 0.57%, 9/24/10                1,177,332
1,576,932  Santander, 0.30%, 7/23/10                           1,576,932
298,262    US Bancorp, 0.65%, 5/6/10                            298,262
139,238    US Bancorp, 0.66%, 6/4/10                            139,238
987,963    WFC, 0.70%, 1/24/11                                  987,963
556,106    WFC, 0.33%, 12/2/10                                  556,106
                                                              $30,699,452
           Tri-party Repurchase Agreements:
1,947,435  Deutsche Bank, 0.09%, 3/1/10                       $1,947,435
5,562,748  Barclays Capital Markets, 0.11%, 3/1/10             5,562,748
2,225,099  JPMorgan & Chase Co., 0.09%, 3/1/10                 2,225,099
                                                              $9,735,282
Shares
           Money Market Mutual Funds:
1,112,551  Dreyfus Preferred Money Market Fund                $1,112,551
           Total Securities Lending Collateral                $50,880,809

           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $56,830,809)                                $56,830,809

           TOTAL INVESTMENT IN SECURITIES - 110.6%
           (Cost  $440,428,799) (a)                           $521,017,749

           OTHER ASSETS AND LIABILITIES - (10.6)%            $(49,856,705)

           TOTAL NET ASSETS - 100.0%                          $471,161,044

*          Non-income producing security.

(a) At February 28, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $440,428,799 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $85,333,340

           Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value  (4,744,390)

         Net unrealized gain                                $80,588,950

(b)     At February 28, 2010, the following securities were out on loan:

Shares                          Security                         Value
195,166    Akamai Technologies Corp. *                        $5,132,866
57,661     Alliance Data Systems Corp. *                       3,196,726
141,000    Assured Guaranty, Ltd.                              2,975,100
4,400      AthenaHealth, Inc. *                                 162,096
5,800      Atheros Communications, Inc. *                       208,162
52,300     CoStar Group, Inc. *                                2,058,005
22,500     Crown Holdings, Inc. *                               614,700
4,200      Deckers Outdoor Corp. *                              504,840
400,000    Delta Air Lines, Inc. *                             5,168,000
70,600     Exterran Holdings, Inc. *                           1,606,150
12,600     Guess?, Inc.                                         513,954
67,200     Hologic, Inc. *                                     1,159,200
17,000     HIS, Inc.  *                                         880,600
7,000      Inverness Medical Innovations, Inc. *                273,140
7,100      Life Time Fitness, Inc. *                            180,056
37,150     MasterCard, Inc.                                    8,335,346
135,100    Mylan, Inc. *                                       2,883,034
145,600    Nuance Communications, Inc. *                       2,095,184
272,000    SandRidge Energy, Inc. *                            2,159,680
24,400     Stericycle Inc. *                                   1,346,392
73,700     SuccessFactors, Inc *                               1,334,707
4,400      Sybase, Inc. *                                       195,316
9,900      Thoratec Corp. *                                     285,615
41,000     Vertex Pharmaceuticals, Inc. *                      1,665,010
108,000    VistaPrint NV *                                     6,233,760
           Total                                              $51,167,638

(c)        Securities lending collateral is managed by Credit
           Suisse AG, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets:
                              Level 1      Level 2    Level 3    Total
Common Stocks               $464,186,940     $0         $0  $464,186,940
Temporary Cash Investments       0         55,718,258    0    55,718,258
Money Market Mutual Funds      1,112,551     0           0     1,112,551
Total                       $465,299,491  $55,718,258   $0  $521,017,749



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2010

* Print the name and title of each signing officer under his or her signature.